Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets And Liabilities

Note 22 ❑ Fair Value of Assets & Liabilities

FHN groups its assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. This hierarchy requires FHN to maximize the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. Each fair value measurement is placed into the proper level based on the lowest level of significant input. These levels are:

•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

•

Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•

Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models, and similar techniques.

Transfers between fair value levels are recognized at the end of the fiscal quarter in which the associated change in inputs occurs.

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(Dollars in thousands)	December 31, 2011
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$53,656	$-	$53,656
Government agency issued MBS	-	314,002	-	314,002
Government agency issued CMO	-	129,270	-	129,270
Other U.S. government agencies	-	173,982	-	173,982
States and municipalities	-	24,525	-	24,525
Corporate and other debt	-	265,926	5	265,931
Equity, mutual funds, and other	-	746	-	746

Total trading securities – capital markets	-	962,107	5	962,112

Trading securities – mortgage banking
Principal only	-	8,052	-	8,052
Interest only	-	-	18,054	18,054

Total trading securities – mortgage banking	-	8,052	18,054	26,106

Loans held for sale	-	10,902	210,487	221,389
Securities available for sale:
U.S. treasuries	-	40,121	-	40,121
Government agency issued MBS	-	1,410,228	-	1,410,228
Government agency issued CMO	-	1,357,943	-	1,357,943
Other U.S. government agencies	-	10,189	5,762	15,951
States and municipalities	-	16,570	1,500	18,070
Corporate and other debt	529	-	-	529
Venture capital	-	-	12,179	12,179
Equity, mutual funds, and other	13,261	-	-	13,261

Total securities available for sale	13,790	2,835,051	19,441	2,868,282

Mortgage servicing rights	-	-	144,069	144,069
Other assets:
Deferred compensation assets	22,796	-	-	22,796
Derivatives, forwards and futures	39,733	-	-	39,733
Derivatives, interest rate contracts	-	326,566	-	326,566
Derivatives, other	-	2	-	2

Total other assets	62,529	326,568	-	389,097

Total assets	$76,319	$4,142,680	$392,056	$4,611,055

Trading liabilities – capital markets:
U.S. treasuries	$-	$190,725	$-	$190,725
Government agency issued MBS	-	736	-	736
Corporate and other debt	-	155,824	-	155,824

Total trading liabilities – capital markets	-	347,285	-	347,285

Other short-term borrowings	-	-	14,833	14,833
Other liabilities:
Derivatives, forwards and futures	7,243	-	-	7,243
Derivatives, interest rate contracts	-	234,204	-	234,204
Derivatives, other	-	1	11,820	11,821

Total other liabilities	7,243	234,205	11,820	253,268

Total liabilities	$7,243	$581,490	$26,653	$615,386

The following table presents the balance of assets and liabilities measured at fair value on a recurring basis at December 31, 2010:

(Dollars in thousands)	December 31, 2010
	Level 1	Level 2	Level 3	Total

Trading securities – capital markets:
U.S. treasuries	$-	$45,078	$-	$45,078
Government agency issued MBS	-	267,086	-	267,086
Government agency issued CMO	-	62,061	-	62,061
Other U.S. government agencies	-	82,022	-	82,022
States and municipalities	-	13,965	-	13,965
Corporate and other debt	-	263,968	34	264,002
Equity, mutual funds, and other	-	100	-	100

Total trading securities – capital markets	-	734,280	34	734,314

Trading securities – mortgage banking
Principal only	-	8,992	-	8,992
Interest only	-	-	26,444	26,444

Total trading securities – mortgage banking	-	8,992	26,444	35,436

Loans held for sale	-	40,323	207,632	247,955
Securities available for sale:
U.S. treasuries	-	87,444	-	87,444
Government agency issued MBS	-	1,469,957	-	1,469,957
Government agency issued CMO	-	1,168,740	-	1,168,740
Other U.S. government agencies	-	15,335	37,891	53,226
States and municipalities	-	24,515	1,500	26,015
Corporate and other debt	545	-	-	545
Venture capital	-	-	13,179	13,179
Equity, mutual funds, and other	9,248	5,351	-	14,599

Total securities available for sale	9,793	2,771,342	52,570	2,833,705

Mortgage servicing rights	-	-	207,319	207,319
Other assets:
Deferred compensation assets	25,121	-	-	25,121
Derivatives, forwards and futures	13,152	-	-	13,152
Derivatives, interest rate contracts	-	290,509	-	290,509

Total other assets	38,273	290,509	-	328,782

Total assets	$48,066	$3,845,446	$493,999	$4,387,511

Trading liabilities – capital markets:
U.S. treasuries	$-	$195,390	$-	$195,390
Government agency issued MBS	-	1,804	-	1,804
Other U.S. government agencies	-	18,121	-	18,121
Corporate and other debt	-	146,605	-	146,605

Total trading liabilities – capital markets	-	361,920	-	361,920

Other short-term borrowings	-	-	27,309	27,309
Other liabilities:
Derivatives, forwards and futures	18,600	-	-	18,600
Derivatives, interest rate contracts	-	195,621	-	195,621
Derivatives, other	-	-	1,000	1,000

Total other liabilities	18,600	195,621	1,000	215,221

Total liabilities	$18,600	$557,541	$28,309	$604,450

Changes in Recurring Level 3 Fair Value Measurements

In third quarter 2009, FHN reviewed the allocation of fair value between MSR and excess interest from prior first lien loan sales and securitizations. As a result, a net amount of $11.1 million was reclassified from trading securities to MSR within Level 3 assets measured at fair value on a recurring basis. The reclassification had no effect on FHN's Consolidated Statements of Income as excess interest and MSR are highly correlated in valuation and as both excess interest and MSR are recognized at elected fair value with changes in fair value being included within mortgage banking income.

In first quarter 2009, FHN changed the fair value methodology for certain loans held for sale. The methodology change had a minimal effect on the valuation of the applicable loans. Consistent with this change, the applicable amount is presented as a transfer into Level 3 loans held for sale in the following rollforward for the twelve months ended December 31, 2009. See Determination of Fair Value for a detailed discussion of the changes in valuation methodology.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

(Dollars in thousands)	Twelve Months Ended December 31, 2011
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2011	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)
Total net gains/(losses) included in:
Net income	3,796	(368)		-	-		(41,260)		(9,414)		12,476
Other comprehensive income	-	-		(1,688)	-		-		-		-
Purchases	-	66,608		-	-		-		-		-
Issuances	-	-		-	-		-		(2,500)		-
Sales	(132)	-		(29,217)	(1,000)		-		-		-
Settlements	(12,083)	(57,273)		(1,224)	-		(21,990)		1,094		-
Net transfers into/(out of) Level 3	-	(6,112	)(e)	-	-		-		-		-

Balance on December 31, 2011	$18,059	$210,487		$7,262	$12,179		$144,069		$(11,820)		$(14,833)

Net unrealized gains/(losses) included in net income	$2,205 (c)	$(368)	(c)	$-	$-	(d)	$(40,076	)(c)	$(9,414	)(f)	$12,476 (c)

(Dollars in thousands)	Twelve Months Ended December 31, 2010
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative liabilities		Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2010	$56,132	$206,227		$99,173	$15,743		$302,611		$-		$(39,662)
Adjustment due to adoption of amendments to ASC 810	(4,776)	-		-	-		(2,293)		-		-
Total net gains/(losses) included in:
Net income	8,627	(17,991)		-	(2,962)		(31,146)		-		(12,353)
Other comprehensive income	-	-		(2,302)	-		-		-		-
Purchases, sales, issuances, and settlements, net	(33,505)	19,396		(57,480)	398		(61,853)		(1,000)		-

Balance on December 31, 2010	$26,478	$207,632		$39,391	$13,179		$207,319		$(1,000)		$(27,309)

Net unrealized gains/(losses) included in net income	$5,467 (c)	$(17,991	)(c)	$-	$(2,962	)(d)	$(27,153	)(c)	$(1,000	)(f)	$(12,353	)(c)

(Dollars in thousands)	Twelve Months Ended December 31, 2009
	Trading securities (a)	Loans held for sale		Securities available for sale			Mortgage servicing rights, net		Net derivative assets and liabilities	Other short-term borrowings
				Investment portfolio (b)	Venture Capital

Balance on January 1, 2009	$153,542	$11,330		$111,840	$25,307		$376,844		$233	$(27,957)
Total net gains/(losses) included in:
Net income	55,342	(10,384)		-	(2,252)		67,817		-	11,705
Other comprehensive income	-	-		3,812	-		-		-	-
Purchases, sales, issuances, and settlements, net	(141,675)	(36,265)		(16,479)	(7,312)		(153,127)		(233)	-
Net transfers into/(out of) Level 3	(11,077)	241,546		-	-		11,077		-	-

Balance on December 31, 2009	$56,132	$206,227		$99,173	$15,743		$302,611		$-	$(39,662)

Net unrealized gains/(losses) included in net income	$14,408 (c)	$(10,384	)(c)	$-	$(2,252	)(d)	$69,412	(c)	$-	$11,705 (c)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Primarily represents certificated interest only strips and excess interest mortgage banking trading securities. Capital markets Level 3 trading securities are not significant.

(b)	Primarily represents other U.S. Government agencies. States and municipalities are not significant.

(c)	Primarily included in mortgage banking income on the Consolidated Statements of Income.

(d)	Represents recognized gains and losses attributable to venture capital investments classified within securities available for sale that are included in securities gains/(losses) in noninterest income.

(e)	Transfers out of recurring level 3 balances reflect movements out of loans held for sale and into real estate acquired by foreclosure (level 3 nonrecurring).

(f)	Included in Other expense.

Nonrecurring Fair Value Measurements

From time to time, FHN may be required to measure certain other financial assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from the application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis which were still held on the balance sheet at December 31, 2011, 2010, and 2009, respectively, the following tables provide the level of valuation assumptions used to determine each adjustment, the related carrying value, and the fair value adjustments recorded during the respective periods.

(Dollars in thousands)	Carrying value at December 31, 2011				Twelve Months Ended December 31, 2011
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$66,730	$-	$66,730	$(2)
Loans held for sale – first mortgages	-	-	11,980	11,980	(5,947)
Loans, net of unearned income (a)	-	-	125,297	125,297	(48,330)
Real estate acquired by foreclosure (b)	-	-	68,884	68,884	(18,358)
Other assets (c)	-	-	91,243	91,243	(12,192)

					$(84,829)

(Dollars in thousands)	Carrying value at December 31, 2010				Twelve Months Ended December 31, 2010
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale – SBAs	$-	$10,456	$-	$10,456	$60
Loans held for sale – first mortgages	-	-	15,289	15,289	(7,249)
Loans, net of unearned income (a)	-	-	213,974	213,974	(156,572)
Real estate acquired by foreclosure (b)	-	-	110,536	110,536	(18,097)
Other assets (c)	-	-	87,667	87,667	(11,145)

					$(193,003)

(Dollars in thousands)	Carrying value at December 31, 2009				Twelve Months Ended December 31, 2009
	Level 1	Level 2	Level 3	Total	Net gains/(losses)

Loans held for sale	$-	$15,753	$21,829	$37,582	$1,716
Securities available for sale (d)	-	-	-	-	(516)
Loans, net of unearned income (a)	-	-	402,007	402,007	(287,866)
Real estate acquired by foreclosure (b)	-	-	113,722	113,722	(39,879)
Other assets (c)	-	-	108,247	108,247	(8,970)

					$(335,515)

Certain previously reported amounts have been reclassified to agree with current presentation.

(a)	Represents carrying value of loans for which adjustments are based on the appraised value of the collateral. Write-downs on these loans are recognized as part of provision.

(b)

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to government insured mortgages.

(c)	Represents low income housing investments. 2011 also includes new market tax credit investments.

(d)	Represents recognition of other than temporary impairment for cost method investments classified within securities available for sale.

In second quarter 2011, FHN exercised a clean up call on a first lien mortgage proprietary securitization trust. In accordance with accounting requirements, FHN initially recognized the associated loans at fair value. Fair value was primarily determined through reference to observable inputs, including current market prices for similar loans. Since these loans were from the 2003 vintage, adjustments were made for the higher yields and lower credit risk associated with the loans in comparison to more currently originated loans being sold. This resulted in recognition of an immaterial premium for the called loans.

In first quarter 2011, FHN recognized goodwill impairment of $10.1 million related to the contracted sale of FHI. In accordance with accounting requirements, FHN allocated a portion of the goodwill from the applicable reporting unit to the asset group held for sale in determining the carrying value of the disposal group. In determining the amount of impairment, FHN compared the carrying value of the disposal group to the estimated value of the contracted sale price, which primarily included observable inputs in the form of financial asset values but which also included certain non-observable inputs related to the estimated values of post-closing events and contingencies. Thus, this measurement was considered a Level 3 valuation. Impairment of goodwill was recognized for the excess of the carrying amount over the fair value of the disposal group.

In fourth quarter 2010, FHN exercised clean up calls on eight first lien mortgage proprietary securitization trusts. In accordance with accounting requirements, FHN initially recognized the associated loans at fair value. Fair value was primarily determined through reference to observable inputs, including current market prices for similar loans. Since these loans were from the 2002 and 2003 vintages, adjustments were made for the higher yields and lower credit risk associated with the loans in comparison to more currently originated loans being sold. This resulted in recognition of a small premium for the called loans.

In 2009, FHN recognized goodwill impairment of $14.3 million related to the disposition of FTN ECM. In accordance with accounting requirements, FHN allocated a portion of the goodwill from the applicable reporting unit to the asset group held for sale in determining the carrying value of the disposal group. In determining the amount of impairment, FHN compared the carrying value of the disposal group to the estimated value of the contracted sale price, which primarily included observable inputs in the form of financial asset values but which also included certain non-observable inputs related to the estimated values of post-closing events and contingencies. Thus, this measurement was considered a Level 3 valuation. During first quarter 2010, the sale failed to close and FHN exited this business through an immediate cessation of operations resulting in an additional goodwill impairment of $3.3 million, which represented all remaining goodwill attributable to FTN ECM.

Fair Value Option

FHN elected the fair value option on a prospective basis for almost all types of mortgage loans originated for sale purposes under the Financial Instruments Topic ("ASC 825"). FHN determined that the election reduced certain timing differences and better matched changes in the value of such loans with changes in the value of derivatives used as economic hedges for these assets at the time of election. After the 2008 divestiture of certain mortgage banking operations and the significant decline of mortgage loans originated for sale, FHN discontinued hedging the mortgage warehouse.

Repurchased loans are recognized within loans held-for-sale at fair value at the time of repurchase, which includes consideration of the credit status of the loans and the estimated liquidation value. FHN has elected to continue recognition of these loans at fair value in periods subsequent to reacquisition. Due to the credit-distressed nature of the vast majority of repurchased loans and the related loss severities experienced upon repurchase, FHN believes that the fair value election provides a more timely recognition of changes in value for these loans that occur subsequent to repurchase. Absent the fair value election, these loans would be subject to valuation at the LOCOM value, which would prevent subsequent values from exceeding the initial fair value, determined at the time of repurchase but would require recognition of subsequent declines in value. Thus, the fair value election provides for a more timely recognition of any potential future recoveries in asset values while not affecting the requirement to recognize subsequent declines in value.

In second quarter 2010, capital markets acquired a pool of conforming mortgage loans having a fair value carrying amount of $621.6 million with the intent to transfer the loans to a counterparty during third quarter of 2010. As part of this transaction, capital markets entered into forward delivery contracts to economically hedge the value of the loans. FHN elected to recognize the loans at fair value and classified them as trading loans within trading securities in the Consolidated Statements of Condition as of June 30, 2010. For the loans acquired in second quarter 2010, delivery of the loans and the related settlement of the forward delivery contracts occurred in third quarter 2010.

Prior to 2010, FHN transferred certain servicing assets in transactions that did not qualify for sale treatment due to certain recourse provisions. The associated proceeds are recognized within other short-term borrowings in the Consolidated Statements of Condition as of December 31, 2011 and 2010. Since the servicing assets are recognized at fair value and changes in the fair value of the related financing liabilities will exactly mirror the change in fair value of the associated servicing assets, management elected to account for the financing liabilities at fair value. Since the servicing assets have already been delivered to the buyer, the fair value of the financing liabilities associated with the transaction does not reflect any instrument-specific credit risk.

The following table reflects the differences between the fair value carrying amount of mortgages held for sale measured at fair value in accordance with management's election and the aggregate unpaid principal amount FHN is contractually entitled to receive at maturity.

(Dollars in thousands)	December 31, 2011
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$221,389	$307,990	$(86,601)
Nonaccrual loans	42,471	93,997	(51,526)
Loans 90 days or more past due and still accruing	11,486	24,755	(13,269)

(Dollars in thousands)	December 31, 2010
	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal

Loans held for sale reported at fair value:
Total loans	$247,955	$313,199	$(65,244)
Nonaccrual loans	36,768	74,285	(37,517)
Loans 90 days or more past due and still accruing	10,372	26,372	(16,000)

Assets and liabilities accounted for under the fair value election are initially measured at fair value with subsequent changes in fair value recognized in earnings. Such changes in the fair value of assets and liabilities for which FHN elected the fair value option are included in current period earnings with classification in the income statement line item reflected in the following table:

(Dollars in thousands)	Twelve Months Ended December 31
	2011	2010	2009

Changes in fair value included in net income:
Capital markets noninterest income
Trading loans	$-	$11,752	$-
Mortgage banking noninterest income
Loans held for sale	(368)	(17,991)	(8,236)
Other short-term borrowings	12,476	(12,353)	11,705

For the twelve month period ended December 31, 2011, 2010 and 2009, the amounts for loans held for sale include losses of approximately $6.2 million, $19.5 million and $ 19.8 million, respectively, included in pretax earnings that are attributable to changes in instrument-specific credit risk.

 The portion of the fair value adjustments related to credit risk was determined based on both a quality adjustment for delinquencies and the full credit spread on the non-conforming loans. Interest income on mortgage loans held for sale measured at fair value is calculated based on the note rate of the loan and is recorded in the interest income section of the Consolidated Statements of Income as interest on loans held for sale.

Determination of Fair Value

In accordance with ASC 820-10-35, fair values are based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The following describes the assumptions and methodologies used to estimate the fair value of financial instruments and MSR recorded at fair value in the Consolidated Statements of Condition and for estimating the fair value of financial instruments for which fair value is disclosed under ASC 825-10-50.

Short-term financial assets. Federal funds sold, securities purchased under agreements to resell, and interest bearing deposits with other financial institutions are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading securities and trading liabilities. Trading securities and trading liabilities are recognized at fair value through current earnings. Trading inventory held for broker-dealer operations is included in trading securities and trading liabilities. Broker-dealer long positions are valued at bid price in the bid-ask spread. Short positions are valued at the ask price. Inventory positions are valued using observable inputs including current market transactions, LIBOR and U.S. Treasury curves, credit spreads, and consensus prepayment speeds. Trading loans are valued using observable inputs including current market transactions, swap rates, mortgage rates, and consensus prepayment speeds.

Trading securities also include retained interests in prior securitizations that qualify as financial assets, which primarily include excess interest (structured as interest-only strips), and principal-only strips. Excess interest represents rights to receive interest from serviced assets that exceed contractually specified rates and principal-only strips are principal cash flow tranches. All financial assets retained from a securitization are recognized on the Consolidated Statements of Condition in trading securities at fair value with realized and unrealized gains and losses included in current earnings as a component of noninterest income on the Consolidated Statements of Income.

The fair value of excess interest is determined using prices from closely comparable assets such as MSR that are tested against prices determined using a valuation model that calculates the present value of estimated future cash flows. Inputs utilized in valuing excess interest are consistent with those used to value the related MSR. The fair value of excess interest typically changes based on changes in the discount rate and differences between modeled prepayment speeds and credit losses and actual experience. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience. FHN uses observable inputs such as trades of similar instruments, yield curves, credit spreads, and consensus prepayment speeds to determine the fair value of principal-only strips.

Securities available for sale. Securities available for sale includes the investment portfolio accounted for as available for sale under ASC 320-10-25, federal bank stock holdings, short-term investments in mutual funds, and venture capital investments. Valuations of available-for-sale securities are performed using observable inputs obtained from market transactions in similar securities. Typical inputs include LIBOR and U.S. Treasury curves, consensus prepayment estimates, and credit spreads. When available, broker quotes are used to support these valuations. Certain government agency debt obligations with limited trading activity are valued using a discounted cash flow model that incorporates a combination of observable and unobservable inputs. Primary observable inputs include contractual cash flows and the treasury curve. Significant unobservable inputs include estimated trading spreads and estimated prepayment speeds.

Stock held in the Federal Reserve Bank and Federal Home Loan Banks are recognized at historical cost in the Consolidated Statements of Condition which is considered to approximate fair value. Short-term investments in mutual funds are measured at the funds' reported closing net asset values. Venture capital investments are typically measured using significant internally generated inputs including adjustments to referenced transaction values and discounted cash flows analysis.

Loans held for sale. FHN determines the fair value of certain loans within the mortgage warehouse using a discounted cash flow model using observable inputs, including current mortgage rates for similar products, with adjustments for differences in loan characteristics reflected in the model's discount rates. For all other loans held in the warehouse, the fair value of loans whose principal market is the securitization market is based on recent security trade prices for similar products with a similar delivery date, with necessary pricing adjustments to convert the security price to a loan price. Loans whose principal market is the whole loan market are priced based on recent observable whole loan trade prices or published third party bid prices for similar product, with necessary pricing adjustments to reflect differences in loan characteristics. Typical adjustments to security prices for whole loan prices include adding the value of MSR to the security price or to the whole loan price if FHN's mortgage loan is servicing retained, adjusting for interest in excess of (or less than) the required coupon or note rate, adjustments to reflect differences in the characteristics of the loans being valued as compared to the collateral of the security or the loan characteristics in the benchmark whole loan trade, adding interest carry, reflecting the recourse obligation that will remain after sale, and adjusting for changes in market liquidity or interest rates if the benchmark security or loan price is not current. Additionally, loans that are delinquent or otherwise significantly aged are discounted to reflect the less marketable nature of these loans.

Loans held for sale also includes loans made by the SBA. The fair value of SBA loans is determined using an expected cash flow model that utilizes observable inputs such as the spread between LIBOR and prime rates, consensus prepayment speeds, and the treasury curve. The fair value of other non-mortgage loans held for sale is approximated by their carrying values based on current transaction values.

Loans, net of unearned income. Loans, net of unearned income are recognized at the amount of funds advanced, less charge-offs and an estimation of credit risk represented by the allowance for loan losses. The fair value estimates for disclosure purposes differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features, and remaining maturity.

The fair value of floating rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is considered to approximate book value due to the monthly repricing for commercial and consumer loans, with the exception of floating rate 1-4 family residential mortgage loans which reprice annually and will lag movements in market rates. The fair value for floating rate 1-4 family mortgage loans is calculated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period.

Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the floating rate 1-4 family residential mortgage portfolio.

The fair value of fixed rate loans is estimated through comparison to recent market activity in loans of similar product types, with adjustments made for differences in loan characteristics. In situations where market pricing inputs are not available, fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted to their present value by using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same time period. Prepayment assumptions based on historical prepayment speeds and industry speeds for similar loans have been applied to the fixed rate mortgage and installment loan portfolios.

Individually impaired loans are measured using either a discounted cash flow methodology or the estimated fair value of the underlying collateral less costs to sell, if the loan is considered collateral-dependent. In accordance with accounting standards, the discounted cash flow analysis utilizes the loan's effective interest rate for discounting expected cash flow amounts. Thus, this analysis is not considered a fair value measurement in accordance with ASC 820. However, the results of this methodology are considered to approximate fair value for the applicable loans. Expected cash flows are derived from internally-developed inputs primarily reflecting expected default rates on contractual cash flows. For loans measured using the estimated fair value of collateral less costs to sell, fair value is estimated using appraisals of the collateral. Collateral values are monitored and additional write-downs are recognized if it is determined that the estimated collateral values have declined further. Estimated costs to sell are based on current amounts of disposal costs for similar assets. Carrying value is considered to reflect fair value for these loans.

Mortgage servicing rights. FHN recognizes all classes of MSR at fair value. Since sales of MSR tend to occur in private transactions and the precise terms and conditions of the sales are typically not readily available, there is a limited market to refer to in determining the fair value of MSR. As such, FHN primarily relies on a discounted cash flow model to estimate the fair value of its MSR. This model calculates estimated fair value of the MSR using predominant risk characteristics of MSR such as interest rates, type of product (fixed vs. variable), age (new, seasoned, or moderate), agency type and other factors. FHN uses assumptions in the model that it believes are comparable to those used by brokers and other service providers. FHN also periodically compares its estimates of fair value and assumptions with brokers, service providers, recent market activity, and against its own experience.

Derivative assets and liabilities. The fair value for forwards and futures contracts used to hedge the value of servicing assets is based on current transactions involving identical securities. These contracts are exchange-traded and thus have no credit risk factor assigned as the risk of non-performance is limited to the clearinghouse used.

Valuations of other derivatives (primarily interest rate related swaps, swaptions, caps, and collars) are based on inputs observed in active markets for similar instruments. Typical inputs include the LIBOR curve, option volatility, and option skew. Credit risk is mitigated for these instruments through the use of mutual margining and master netting agreements as well as collateral posting requirements. Any remaining credit risk related to interest rate derivatives is considered in determining fair value through evaluation of additional factors such as customer loan grades and debt ratings. Foreign currency related derivatives also utilize observable exchange rates in the determination of fair value.

In conjunction with the sale of a portion of its Visa Class B shares in September 2011 and December 2010, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The fair value of this derivatives has been determined using a discounted cash flow methodology for estimated future cash flows determined through use of probability weighted scenarios for multiple estimates of Visa's aggregate exposure to covered litigation matters, which include consideration of amounts funded by Visa into its escrow account for the covered litigation matters. Since this estimation process required application of judgment in developing significant unobservable inputs used to determine the possible outcomes and the probability weighting assigned to each scenario, this derivative has been classified within Level 3 in fair value measurements disclosures.

Real estate acquired by foreclosure. Real estate acquired by foreclosure primarily consists of properties that have been acquired in satisfaction of debt. These properties are carried at the lower of the outstanding loan amount or estimated fair value less estimated costs to sell the real estate. Estimated fair value is determined using appraised values with subsequent adjustments for deterioration in values that are not reflected in the most recent appraisal. Real estate acquired by foreclosure also includes properties acquired in compliance with HUD servicing guidelines which are carried at the estimated amount of the underlying government assurance or guarantee.

Nonearning assets. For disclosure purposes, nonearning assets include cash and due from banks, accrued interest receivable, and capital markets receivables. Due to the short-term nature of cash and due from banks, accrued interest receivable, and capital markets receivables, the fair value is approximated by the book value.

Other assets. For disclosure purposes, other assets consist of investments in low income housing partnerships, new market tax credit LLCs and deferred compensation assets that are considered financial assets. Investments in low income housing partnerships and new market tax credit LLCs are written down to estimated fair value quarterly based on the estimated value of the associated tax credits. Deferred compensation assets are recognized at fair value, which is based on quoted prices in active markets.

Defined maturity deposits. The fair value is estimated by discounting future cash flows to their present value. Future cash flows are discounted by using the current market rates of similar instruments applicable to the remaining maturity. For disclosure purposes, defined maturity deposits include all certificates of deposit and other time deposits.

Undefined maturity deposits. In accordance with ASC 825, the fair value is approximated by the book value. For the purpose of this disclosure, undefined maturity deposits include demand deposits, checking interest accounts, savings accounts, and money market accounts.

Short-term financial liabilities. The fair value of federal funds purchased, securities sold under agreements to repurchase and other short-term borrowings are approximated by the book value. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization. Other short-term borrowings include a liability associated with transfers of mortgage servicing rights that did not qualify for sale accounting. This liability is accounted for at elected fair value, which is measured consistent with the related MSR, as previously described.

Term borrowings. The fair value is based on quoted market prices or dealer quotes for the identical liability when traded as an asset. When pricing information for the identical liability is not available, relevant prices for similar debt instruments are used with adjustments being made to the prices obtained for differences in characteristics of the debt instruments. If no relevant pricing information is available, the fair value is approximated by the present value of the contractual cash flows discounted by the investor's yield which considers FHN's and FTBNA's debt ratings.

Other noninterest-bearing liabilities. For disclosure purposes, other noninterest-bearing liabilities include accrued interest payable and capital markets payables. Due to the short-term nature of these liabilities, the book value is considered to approximate fair value.

Loan commitments. Fair values are based on fees charged to enter into similar agreements taking into account the remaining terms of the agreements and the counterparties' credit standing.

Other commitments. Fair values are based on fees charged to enter into similar agreements.

The following fair value estimates are determined as of a specific point in time utilizing various assumptions and estimates. The use of assumptions and various valuation techniques, as well as the absence of secondary markets for certain financial instruments, will likely reduce the comparability of fair value disclosures between financial institutions. Due to market illiquidity, the fair values for loans, net of unearned income, loans held for sale, and term borrowings as of December 31, 2011 and 2010, involve the use of significant internally-developed pricing assumptions for certain components of these line items. These assumptions are considered to reflect inputs that market participants would use in transactions involving these instruments as of the measurement date. Assets and liabilities that are not financial instruments (including MSR) have not been included in the following table such as the value of long-term relationships with deposit and trust customers, premises and equipment, goodwill and other intangibles, deferred taxes, and certain other assets and other liabilities. Accordingly, the total of the fair value amounts does not represent, and should not be construed to represent, the underlying value of the company.

The following table summarizes the book value and estimated fair value of financial instruments recorded in the Consolidated Statements of Condition as well as unfunded commitments as of December 31, 2011 and 2010.

(Dollars in thousands)	December 31, 2011		December 31, 2010
	Book Value	Fair Value	Book Value	Fair Value

Assets:
Loans, net of unearned income and allowance for loan losses	$16,012,776	$15,210,592	$16,117,773	$15,196,341
Short-term financial assets	896,444	896,444	942,129	942,129
Trading securities	988,217	988,217	769,750	769,750
Loans held for sale	413,897	413,897	375,289	375,289
Securities available for sale	3,066,272	3,066,272	3,031,930	3,031,930
Derivative assets	366,301	366,301	303,660	303,660
Other assets	114,039	114,039	112,788	112,788
Nonearning assets	628,440	628,440	574,710	574,710

Liabilities:
Deposits:
Defined maturity	$1,781,893	$1,821,457	$1,952,745	$2,007,147
Undefined maturity	14,431,116	14,431,116	13,255,486	13,255,486

Total deposits	16,213,009	16,252,573	15,208,231	15,262,633
Trading liabilities	347,285	347,285	361,920	361,920
Short-term financial liabilities	2,059,602	2,059,602	2,295,643	2,295,643
Term borrowings	2,481,660	2,182,061	3,228,070	2,893,938
Derivative liabilities	253,268	253,268	215,220	215,220
Other noninterest-bearing liabilities	195,208	195,208	103,951	103,951

	Contractual Amount	Fair Value	Contractual Amount	Fair Value

Unfunded Commitments:
Loan commitments	$7,435,227	$1,358	$7,903,537	$1,060
Standby and other commitments	359,619	5,954	487,578	6,021